Subsequent Event (Details) - Talcott Life and Annuity Company (TLA) - USD ($) $ in Millions	Jan. 01, 2024	Dec. 29, 2023
Subsequent Event [Line Items]
Dividends paid with approval of regulatory agency		$ 36
Subsequent Event
Subsequent Event [Line Items]
Dividends paid with approval of regulatory agency	$ 36